Share capital and reserves (Details 2)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock options, balance, outstanding and exercisable (in shares)	12,530,000	11,990,000	11,542,000
Stock options, granted, outstanding and exercisable (in shares)	6,130,000	6,375,000	6,380,000
Stock options, exercised, outstanding and exercisable (in shares)			(725,000)
Options outstanding and exercisable, expired (in shares)	(6,155,000)	(5,835,000)	(5,207,000)
Stock options, balance, outstanding and exercisable (in shares)	12,505,000	12,530,000	11,990,000
Stock options, balance, weighted average exercise price | $ / shares	$ 0.49	$ 0.68	$ 0.80
Weighted average exercise price, granted | $ / shares	0.21	0.34	0.67
Stock options, exercised, weighted average exercise price | $ / shares			0.78
Weighted average exercise price, expired | $ / shares	0.66	0.71	0.90
Stock options, balance, weighted average exercise price | $ / shares	$ 0.27	$ 0.49	$ 0.68
Stock Options Expiry Date February 09, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Feb. 09, 2023	Feb. 09, 2023	Feb. 09, 2023
Stock Options, exercise price | $ / shares	$ 0.97	$ 0.97	$ 0.97
Stock options, balance	350,000	350,000
Stock options, granted			450,000
Stock options, exercised
Stock options, expired	(350,000)		(100,000)
Stock options, balance		350,000	350,000
Stock Options Expiry Date March 3, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 03, 2023	Mar. 03, 2023	Mar. 03, 2023
Stock Options, exercise price | $ / shares	$ 0.96	$ 0.96	$ 0.96
Stock options, balance	250,000	250,000
Stock options, granted			325,000
Stock options, exercised
Stock options, expired	(250,000)		(75,000)
Stock options, balance		250,000	250,000
Stock Options Expiry Date March 31, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Stock Options, exercise price | $ / shares	$ 0.68	$ 0.68	$ 0.68
Stock options, balance	1,975,000	1,975,000
Stock options, granted			1,975,000
Stock options, exercised
Stock options, expired	(1,975,000)
Stock options, balance		1,975,000	1,975,000
Stock Option Expiry Date May 8, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	May 08, 2023	May 08, 2023	May 08, 2023
Stock Options, exercise price | $ / shares	$ 0.69	$ 0.69	$ 0.69
Stock options, balance	100,000	100,000
Stock options, granted			100,000
Stock options, exercised
Stock options, expired	(100,000)
Stock options, balance		100,000	100,000
Stock Option Expiry Date May 28, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	May 28, 2023	May 28, 2023	May 28, 2023
Stock Options, exercise price | $ / shares	$ 0.65	$ 0.65	$ 0.65
Stock options, balance	100,000	100,000
Stock options, granted			100,000
Stock options, exercised
Stock options, expired	(100,000)
Stock options, balance		100,000	100,000
Stock Option Expiry Date July 8, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jul. 08, 2023	Jul. 08, 2023	Jul. 08, 2023
Stock Options, exercise price | $ / shares	$ 0.62	$ 0.62	$ 0.62
Stock options, balance	2,420,000	2,470,000
Stock options, granted			2,470,000
Stock options, exercised
Stock options, expired	(2,420,000)	(50,000)
Stock options, balance		2,420,000	2,470,000
Stock Options Expiry Date September 18, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Sep. 18, 2023	Sep. 18, 2023	Sep. 18, 2023
Stock Options, exercise price | $ / shares	$ 0.51	$ 0.51	$ 0.51
Stock options, balance	960,000	960,000
Stock options, granted			960,000
Stock options, exercised
Stock options, expired	(960,000)
Stock options, balance		960,000	960,000
Stock Options Expiry Date March 7, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Mar. 07, 2027	Mar. 07, 2027
Stock Options, exercise price | $ / shares	$ 0.38	$ 0.38
Stock options, balance	1,125,000
Stock options, granted		1,125,000
Stock options, exercised
Stock options, expired
Stock options, balance	1,125,000	1,125,000
Stock Options Expiry Date June 10, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jun. 10, 2027	Jun. 10, 2027
Stock Options, exercise price | $ / shares	$ 0.33	$ 0.33
Stock options, balance	3,640,000
Stock options, granted		3,640,000
Stock options, exercised
Stock options, expired
Stock options, balance	3,640,000	3,640,000
Stock Options Expiry Date October 4, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Oct. 04, 2027	Oct. 04, 2027
Stock Options, exercise price | $ / shares	$ 0.30	$ 0.30
Stock options, balance	755,000
Stock options, granted		755,000
Stock options, exercised
Stock options, expired
Stock options, balance	755,000	755,000
Stock Options Expiry Date December 16, 2027 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Dec. 16, 2027	Dec. 16, 2027
Stock Options, exercise price | $ / shares	$ 0.33	$ 0.33
Stock options, balance	855,000
Stock options, granted		855,000
Stock options, exercised
Stock options, expired
Stock options, balance	855,000	855,000
Stock Options Expiry Date February 14, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Feb. 14, 2028
Stock Options, exercise price | $ / shares	$ 0.30
Stock options, balance
Stock options, granted	600,000
Stock options, exercised
Stock options, expired
Stock options, balance	600,000
Stock Options Expiry Date April 3, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Apr. 03, 2028
Stock Options, exercise price | $ / shares	$ 0.26
Stock options, balance
Stock options, granted	1,975,000
Stock options, exercised
Stock options, expired
Stock options, balance	1,975,000
Stock Options Expiry Date July 10, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Jul. 10, 2028
Stock Options, exercise price | $ / shares	$ 0.16
Stock options, balance
Stock options, granted	2,520,000
Stock options, exercised
Stock options, expired
Stock options, balance	2,520,000
Stock Options Expiry Date September 19, 2028 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	Sep. 19, 2028
Stock Options, exercise price | $ / shares	$ 0.18
Stock options, balance
Stock options, granted	1,035,000
Stock options, exercised
Stock options, expired
Stock options, balance	1,035,000
Stock Options Expiry Date March 4, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Mar. 04, 2022	Mar. 04, 2022
Stock Options, exercise price | $ / shares		$ 0.47	$ 0.47
Stock options, balance		1,125,000	1,125,000
Stock options, granted
Stock options, exercised
Stock options, expired		(1,125,000)
Stock options, balance			1,125,000
Stock Options Expiry Date April 30, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Apr. 30, 2022	Apr. 30, 2022
Stock Options, exercise price | $ / shares		$ 0.41	$ 0.41
Stock options, balance		100,000	100,000
Stock options, granted
Stock options, exercised
Stock options, expired		(100,000)
Stock options, balance			100,000
Stock Options Expiry Date April 30, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Apr. 30, 2022	Apr. 30, 2022
Stock Options, exercise price | $ / shares		$ 0.58	$ 0.58
Stock options, balance		220,000	220,000
Stock options, granted
Stock options, exercised
Stock options, expired		(220,000)
Stock options, balance			220,000
Stock Options Expiry Date May 31, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		May 31, 2022	May 31, 2022
Stock Options, exercise price | $ / shares		$ 0.62	$ 0.62
Stock options, balance		600,000	700,000
Stock options, granted
Stock options, exercised
Stock options, expired		(600,000)	(100,000)
Stock options, balance			600,000
Stock Options Expiry Date June 9, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Jun. 09, 2022	Jun. 09, 2022
Stock Options, exercise price | $ / shares		$ 0.64	$ 0.64
Stock options, balance		1,980,000	2,180,000
Stock options, granted
Stock options, exercised
Stock options, expired		(1,980,000)	(200,000)
Stock options, balance			1,980,000
Stock Options Expiry Date October 3, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Oct. 03, 2022	Oct. 03, 2022
Stock Options, exercise price | $ / shares		$ 1.13	$ 1.13
Stock options, balance		860,000	1,346,000
Stock options, granted
Stock options, exercised
Stock options, expired		(860,000)	(486,000)
Stock options, balance			860,000
Stock Options Expiry Date December 15, 2022 [Member]
IfrsStatementLineItems [Line Items]
Expiry date		Dec. 15, 2022	Dec. 15, 2022
Stock Options, exercise price | $ / shares		$ 0.89	$ 0.89
Stock options, balance		900,000	972,000
Stock options, granted
Stock options, exercised
Stock options, expired		(900,000)	(72,000)
Stock options, balance			900,000
Stock Options Expiry Date February 7, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Feb. 07, 2021
Stock Options, exercise price | $ / shares			$ 1.11
Stock options, balance			300,000
Stock options, granted
Stock options, exercised
Stock options, expired			(300,000)
Stock options, balance
Stock Options Expiry Date February 7, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Feb. 07, 2021
Stock Options, exercise price | $ / shares			$ 0.84
Stock options, balance			425,000
Stock options, granted
Stock options, exercised			(375,000)
Stock options, expired			(50,000)
Stock options, balance
Stock Options Expiry Date March 29, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Mar. 29, 2021
Stock Options, exercise price | $ / shares			$ 1.08
Stock options, balance			400,000
Stock options, granted
Stock options, exercised
Stock options, expired			(400,000)
Stock options, balance
Stock Options Expiry Date March 29, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Mar. 29, 2021
Stock Options, exercise price | $ / shares			$ 0.90
Stock options, balance			100,000
Stock options, granted
Stock options, exercised
Stock options, expired			(100,000)
Stock options, balance
Stock Options Expiry Date May 6, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			May 06, 2021
Stock Options, exercise price | $ / shares			$ 0.69
Stock options, balance			557,000
Stock options, granted
Stock options, exercised			(275,000)
Stock options, expired			(282,000)
Stock options, balance
Stock Options Expiry Date July 7, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Jul. 07, 2021
Stock Options, exercise price | $ / shares			$ 0.80
Stock options, balance			1,612,000
Stock options, granted
Stock options, exercised			(75,000)
Stock options, expired			(1,537,000)
Stock options, balance
Stock Options Expiry Date August 13, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Aug. 13, 2021
Stock Options, exercise price | $ / shares			$ 1.01
Stock options, balance			150,000
Stock options, granted
Stock options, exercised
Stock options, expired			(150,000)
Stock options, balance
Stock Options Expiry Date September 16, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Sep. 16, 2021
Stock Options, exercise price | $ / shares			$ 0.90
Stock options, balance			1,155,000
Stock options, granted
Stock options, exercised
Stock options, expired			(1,155,000)
Stock options, balance
Stock Options Expiry Date December 12, 2021 [Member]
IfrsStatementLineItems [Line Items]
Expiry date			Dec. 12, 2021
Stock Options, exercise price | $ / shares			$ 1.00
Stock options, balance			200,000
Stock options, granted
Stock options, exercised
Stock options, expired			(200,000)
Stock options, balance